CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

July 31, 2026 (Unaudited)

Shares		Value
	COMMON STOCK — 96.0%
	Consumer Discretionary - 14.0%
	Apparel & Textile Products - 3.2%
51,002	Steven Madden Ltd.	$2,350,172

	Automotive - 2.3%
303,322	Dauch Corporation[1]	1,713,769

	Home Construction - 5.7%
33,208	Champion Homes, Inc.[1]	2,643,689
10,175	M/I Homes, Inc.[1]	1,486,873
		4,130,562
	Retail - Discretionary - 2.8%
36,914	Advance Auto Parts, Inc.[2]	2,050,204

	Total Consumer Discretionary	10,244,707

	Consumer Staples - 2.2%
	Household Products - 2.2%
91,896	Quanex Building Products Corporation	1,639,425

	Energy - 4.3%
	Oil & Gas Producers - 1.9%
13,258	Matador Resources Company	661,442
18,227	Range Resources Corporation	731,631
		1,393,073
	Oil & Gas Services & Equipment - 2.4%
229,824	TETRA Technologies, Inc.[1]	1,769,645

	Total Energy	3,162,718

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

Shares		Value
	Financials - 24.4%
	Asset Management - 1.4%
94,588	Columbia Financial, Inc.	$1,022,496

	Banking - 15.6%
18,973	Bank of Hawaii Corporation	1,515,943
55,021	BankUnited, Inc.	2,566,730
346,179	Capitol Federal Financial, Inc.	3,060,222
33,254	Central Pacific Financial Corporation	1,310,207
36,505	First Interstate BancSystem, Inc., Class A	1,387,920
85,627	TFS Financial Corporation[2]	1,576,393
		11,417,415
	Institutional Financial Services - 2.8%
30,545	Moelis & Company, Class A	2,048,959

	Specialty Finance - 4.6%
63,630	Happen, Inc.[1]	1,217,878
32,232	Stewart Information Services Corporation	2,178,561
		3,396,439
	Total Financials	17,885,309

	Health Care - 5.8%
	Health Care Facilities & Services - 2.3%
52,595	Concentra Group Holdings Parent, Inc.	1,664,632

	Medical Equipment & Devices - 3.5%
16,560	Bio-Techne Corporation	1,193,810
38,680	Omnicell, Inc.[1]	1,368,112
		2,561,922
	Total Health Care	4,226,554

	Industrials - 18.3%
	Commercial Support Services - 1.9%
36,787	Robert Half, Inc.	1,390,549

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

Shares		Value
	Industrials - 18.3% (Continued)
	Industrial Support Services - 5.2%
5,000	Applied Industrial Technologies, Inc.	$1,726,050
84,809	WillScot Holdings Corporation	2,059,162
		3,785,212
	Machinery - 6.7%
14,382	Franklin Electric Company, Inc.	1,506,083
68,058	Gates Industrial Corporation Ltd.[1]	1,904,263
17,488	Tennant Company	1,469,517
		4,879,863
	Transportation & Logistics - 4.5%
32,513	Hub Group, Inc., Class A2	1,512,830
123,704	Marten Transport Ltd.	1,829,582
		3,342,412
	Total Industrials	13,398,036

	Materials - 7.0%
	Chemicals - 7.0%
22,924	Ashland, Inc.	1,664,512
5,647	H.B. Fuller Company	312,279
11,409	Quaker Chemical Corporation	1,831,372
10,388	Sensient Technologies Corporation	1,284,684
	Total Materials	5,092,847

	Real Estate - 5.6%
	REIT - 5.6%
155,433	Independence Realty Trust, Inc.	2,584,851
20,687	Terreno Realty Corporation	1,482,223
	Total Real Estate	4,067,074

	Technology - 10.6%
	Semiconductors - 2.7%
27,971	Cohu, Inc.[1]	1,342,328

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

Shares		Value
	Technology - 10.6% (Continued)
	Semiconductors - 2.7% (Continued)
13,151	Veeco Instruments, Inc.[1]	$657,550
		1,999,878
	Software - 3.6%
223,874	ACV Auctions, Inc., Class A1	1,676,816
55,702	SailPoint, Inc.[1,2]	934,123
		2,610,939
	Technology Hardware - 4.3%
56,335	Knowles Corporation[1]	2,061,297
29,547	Viavi Solutions, Inc.[1]	1,091,762
		3,153,059
	Total Technology	7,763,876

	Utilities - 3.8%
	Gas & Water Utilities - 3.8%
9,256	Chesapeake Utilities Corporation	1,229,012
26,864	Middlesex Water Company	1,539,307
	Total Utilities	2,768,319

	TOTAL COMMON STOCK (Cost $57,292,796)	70,248,865

	SHORT-TERM INVESTMENTS — 3.8%
1,411,788	Blackrock Liquidity Funds T-Fund, Institutional Shares, 3.57%[3]	1,411,788
1,411,788	Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.55%[3]	1,411,788
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,823,576)	2,823,576

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES – 99.8% (Cost $60,116,372)	73,072,441

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

Shares		Value
	SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES — 3.4%
2,448,636	Invesco Government & Agency Portfolio, 3.67%[3]	$2,448,636

	TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES (Cost $2,448,636)	2,448,636

	TOTAL INVESTMENTS – 103.2% (Cost $62,565,008)	$75,521,077[4]
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.2)%	(2,320,828)
	NET ASSETS - 100.0%	$73,200,249

[1]	Non-income producing security.

[2]	Security partially or fully on loan.
[3]	Rate disclosed is the seven day effective yield as of July 31, 2026.
[4]	At July 31, 2026, the market value of securities on loan for CRM Small Cap Value Fund was $2,374,825. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

July 31, 2026 (Unaudited)

Shares		Value
	COMMON STOCK — 95.8%
	Consumer Discretionary - 16.0%
	Apparel & Textile Products - 2.9%
112,769	Steven Madden Ltd.	$5,196,395

	Automotive - 2.2%
718,109	Dauch Corporation[1]	4,057,316

	Home Construction - 3.8%
86,303	Champion Homes, Inc.[1]	6,870,582

	Leisure Facilities & Services - 2.9%
35,562	Vail Resorts, Inc.[2]	5,312,252

	Retail - Discretionary - 4.2%
77,060	Advance Auto Parts, Inc.[2]	4,279,912
58,184	Floor & Decor Holdings, Inc., Class A1	3,349,653
		7,629,565
	Total Consumer Discretionary	29,066,110

	Energy - 4.6%
	Oil & Gas Producers - 2.4%
41,254	Matador Resources Company	2,058,162
55,703	Range Resources Corporation	2,235,918
		4,294,080
	Oil & Gas Services & Equipment - 2.2%
532,561	TETRA Technologies, Inc.[1]	4,100,720

	Total Energy	8,394,800

	Financials - 15.1%
	Asset Management - 1.4%
234,537	Columbia Financial, Inc.	2,535,345

	Banking - 8.2%
150,131	BankUnited, Inc.	7,003,611

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

Shares		Value
	Financials - 15.1% (Continued)
	Banking - 8.2% (Continued)
93,795	First Interstate BancSystem, Inc., Class A	$3,566,086
236,042	TFS Financial Corporation	4,345,533
		14,915,230
	Institutional Financial Services - 1.7%
44,271	Moelis & Company, Class A	2,969,699

	Specialty Finance - 3.8%
55,752	First American Financial Corporation	4,180,843
141,666	Happen, Inc.[1]	2,711,487
		6,892,330
	Total Financials	27,312,604

	Health Care - 9.7%
	Medical Equipment & Devices - 9.7%
100,509	Bio-Techne Corporation	7,245,694
47,481	Cooper Companies, Inc. (The)[1]	3,433,826
55,849	Omnicell, Inc.[1]	1,975,379
14,497	West Pharmaceutical Services, Inc.	4,942,897
	Total Health Care	17,597,796

	Industrials - 16.6%
	Industrial Intermediate Products - 2.6%
34,589	Timken Company (The)	4,757,717

	Industrial Support Services - 2.5%
187,250	WillScot Holdings Corporation[2]	4,546,430

	Machinery - 6.4%
191,775	Gates Industrial Corporation Ltd.[1]	5,365,864
30,503	Regal Rexnord Corporation	6,260,131
		11,625,995
	Transportation & Logistics - 5.1%
86,303	Hub Group, Inc., Class A	4,015,679

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

Shares		Value
	Industrials - 16.6% (Continued)
	Transportation & Logistics - 5.1% (Continued)
14,692	Saia, Inc.[1]	$5,107,380
		9,123,059
	Total Industrials	30,053,201

	Materials - 9.2%
	Chemicals - 6.7%
25,536	Qnity Electronics, Inc.	3,349,812
30,989	Quaker Chemical Corporation	4,974,354
31,622	Sensient Technologies Corporation	3,910,693
		12,234,859
	Construction Materials - 2.5%
32,498	Advanced Drainage Systems, Inc.	4,500,323

	Total Materials	16,735,182

	Real Estate - 7.7%
	REIT - 7.7%
48,698	Camden Property Trust	5,396,225
47,092	Sun Communities, Inc.	5,814,921
37,119	Terreno Realty Corporation	2,659,576
	Total Real Estate	13,870,722

	Technology - 12.8%
	Semiconductors - 4.5%
10,512	MKS, Inc.	3,126,794
25,000	Semtech Corporation[1]	2,945,500
41,011	Veeco Instruments, Inc.[1]	2,050,550
		8,122,844
	Software - 4.1%
558,110	ACV Auctions, Inc., Class A1	4,180,244
196,931	SailPoint, Inc.[1]	3,302,533
		7,482,777

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

Shares		Value
	Technology - 12.8% (Continued)
	Technology Hardware - 4.2%
105,763	Knowles Corporation[1]	$3,869,868
5,681	Teledyne Technologies, Inc.[1]	3,724,293
		7,594,161
	Total Technology	23,199,782

	Utilities - 4.1%
	Electric Utilities - 2.8%
61,249	Evergy, Inc.	5,084,280

	Gas & Water Utilities - 1.3%
13,281	Atmos Energy Corporation	2,294,691

	Total Utilities	7,378,971

	TOTAL COMMON STOCK (Cost $153,045,315)	173,609,168

	SHORT-TERM INVESTMENTS — 4.4%
3,938,408	Blackrock Liquidity Funds T-Fund, Institutional Shares, 3.57%[3]	3,938,408
3,938,408	Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.55%[3]	3,938,408
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,876,816)	7,876,816

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES – 100.2% (Cost $160,922,131)	181,485,984

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

Shares		Value
	SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES — 3.9%
7,022,598	Invesco Government & Agency Portfolio, 3.67%[3]	$7,022,598

	TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES (Cost $7,022,598)	7,022,598

	TOTAL INVESTMENTS – 104.1% (Cost $167,944,729)	$188,508,582[4]
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.1)%	(7,346,028)
	NET ASSETS - 100.0%	$181,162,554

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	Rate disclosed is the seven day effective yield as of July 31, 2026.
[4]	At July 31, 2026, the market value of securities on loan for CRM Small/Mid Cap Value Fund was $6,761,262. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

July 31, 2026 (Unaudited)

Shares		Value
	COMMON STOCK — 98.1%
	Consumer Discretionary - 7.3%
	Home Construction - 3.3%
113,387	Champion Homes, Inc.[1]	$9,026,739

	Leisure Facilities & Services - 0.9%
16,514	Vail Resorts, Inc.[2]	2,466,861

	Retail - Discretionary - 3.1%
65,717	Advance Auto Parts, Inc.[2]	3,649,922
125,465	Valvoline, Inc.[1]	4,819,111
		8,469,033
	Total Consumer Discretionary	19,962,633

	Consumer Staples - 2.3%
	Retail - Consumer Staples - 2.3%
43,070	Target Corporation	6,223,184

	Energy - 2.9%
	Oil & Gas Services & Equipment - 2.9%
115,353	SLB Ltd.	5,720,355
289,190	TETRA Technologies, Inc.[1]	2,226,763
	Total Energy	7,947,118

	Financials - 11.7%
	Banking - 5.1%
153,999	BankUnited, Inc.	7,184,053
126,319	Truist Financial Corporation	6,548,377
		13,732,430
	Institutional Financial Services - 2.0%
17,193	Evercore, Inc., Class A	5,511,388

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

Shares		Value
	Financials - 11.7% (Continued)
	Specialty Finance - 4.6%
33,403	Capital One Financial Corporation	$6,981,561
73,605	First American Financial Corporation	5,519,639
		12,501,200
	Total Financials	31,745,018

	Health Care - 5.2%
	Health Care Facilities & Services - 1.5%
128,399	Concentra Group Holdings Parent, Inc.	4,063,828

	Medical Equipment & Devices - 3.7%
63,779	Bio-Techne Corporation	4,597,828
73,945	Cooper Companies, Inc. (The)[1]	5,347,703
		9,945,531
	Total Health Care	14,009,359

	Industrials - 23.8%
	Aerospace & Defense - 2.9%
22,109	Woodward, Inc.	7,975,822

	Electrical Equipment - 5.3%
32,186	AMETEK, Inc.	7,779,678
207,848	Vontier Corporation	6,678,156
		14,457,834
	Industrial Support Services - 4.4%
16,783	Applied Industrial Technologies, Inc.	5,793,659
256,103	WillScot Holdings Corporation	6,218,181
		12,011,840
	Machinery - 7.2%
158,552	Gates Industrial Corporation Ltd.[1]	4,436,285
45,739	Regal Rexnord Corporation	9,387,015
47,810	Xylem, Inc.	5,592,336
		19,415,636
	Transportation & Logistics - 4.0%
63,973	Canadian Pacific Kansas City Ltd.	5,686,560

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

Shares		Value
	Industrials - 23.8% (Continued)
	Transportation & Logistics - 4.0% (Continued)
108,775	Hub Group, Inc., Class A	$5,061,301
		10,747,861
	Total Industrials	64,608,993

	Materials - 14.4%
	Chemicals - 9.5%
130,498	Ashland, Inc.	9,475,460
33,274	Avery Dennison Corporation	5,647,596
45,282	Qnity Electronics, Inc.	5,940,093
38,429	Sensient Technologies Corporation	4,752,515
		25,815,664
	Construction Materials - 3.5%
44,650	Advanced Drainage Systems, Inc.	6,183,132
33,824	CRH PLC	3,213,618
		9,396,750
	Forestry, Paper & Wood Products - 1.4%
52,024	Louisiana-Pacific Corporation	3,768,098

	Total Materials	38,980,512

	Real Estate - 6.3%
	REIT - 6.3%
51,263	Camden Property Trust	5,680,453
33,847	CBRE Group, Inc., Class A1	4,969,078
89,066	Terreno Realty Corporation	6,381,579
	Total Real Estate	17,031,110

	Technology - 19.5%
	Semiconductors - 7.4%
91,149	Microchip Technology, Inc.	6,771,459
23,876	MKS, Inc.	7,101,916
52,995	Semtech Corporation[1]	6,243,871
		20,117,246

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

Shares		Value
	Technology - 19.5% (Continued)
	Software - 3.6%
965,075	ACV Auctions, Inc., Class A1	$7,228,412
148,743	SailPoint, Inc.[1]	2,494,420
		9,722,832
	Technology Hardware - 6.1%
11,493	Ciena Corporation[1]	4,333,436
89,312	Knowles Corporation[1]	3,267,926
13,483	Teledyne Technologies, Inc.[1]	8,839,050
		16,440,412
	Technology Services - 2.4%
77,433	Global Payments, Inc.	6,510,567

	Total Technology	52,791,057

	Utilities - 4.7%
	Electric Utilities - 2.0%
64,149	Evergy, Inc.	5,325,008

	Gas & Water Utilities - 2.7%
43,023	Atmos Energy Corporation	7,433,514

	Total Utilities	12,758,522

	TOTAL COMMON STOCK (Cost $208,307,225)	266,057,506

	SHORT-TERM INVESTMENTS — 2.3%
3,160,618	Blackrock Liquidity Funds T-Fund, Institutional Shares, 3.57%[3]	3,160,618
3,160,617	Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.55%[3]	3,160,617
	TOTAL SHORT-TERM INVESTMENTS (Cost $6,321,235)	6,321,235

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

Shares		Value
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES – 100.4% (Cost $214,628,460)	$272,378,741

	SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES — 0.9%
2,573,025	Invesco Government & Agency Portfolio, 3.67%[3]	2,573,025

	TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES (Cost $2,573,025)	2,573,025

	TOTAL INVESTMENTS - 101.3% (Cost $217,201,485)	$274,951,766[4]
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3)%	(3,534,791)
	NET ASSETS - 100.0%	$271,416,975

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	Rate disclosed is the seven day effective yield as of July 31, 2026.
[4]	At July 31, 2026, the market value of securities on loan for CRM Mid Cap Value Fund was $2,464,779. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

July 31, 2026 (Unaudited)

Shares		Value
	COMMON STOCK — 97.9%
	Consumer Discretionary - 7.9%
	Automotive - 2.7%
94,092	Dauch Corporation[1]	$531,620

	Home Construction - 3.4%
8,502	Champion Homes, Inc.[1]	676,844

	Retail - Discretionary - 1.8%
9,201	Valvoline, Inc.[1]	353,411

	Total Consumer Discretionary	1,561,875

	Consumer Staples - 2.4%
	Retail - Consumer Staples - 2.4%
3,230	Target Corporation	466,703

	Energy - 4.7%
	Oil & Gas Services & Equipment - 4.7%
8,521	SLB Ltd.	422,556
64,530	TETRA Technologies, Inc.[1]	496,881
	Total Energy	919,437

	Financials - 17.7%
	Asset Management - 2.6%
4,909	Charles Schwab Corporation (The)	516,623

	Banking - 6.3%
9,403	BankUnited, Inc.	438,650
2,944	Citigroup, Inc.	389,933
7,959	Truist Financial Corporation	412,595
		1,241,178

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

Shares		Value
	Financials - 17.7% (Continued)
	Institutional Financial Services - 1.6%
4,642	Moelis & Company, Class A	$311,385

	Specialty Finance - 7.2%
2,351	Capital One Financial Corporation	491,383
6,551	First American Financial Corporation	491,259
23,388	Happen, Inc.[1]	447,646
		1,430,288
	Total Financials	3,499,474

	Health Care - 5.3%
	Medical Equipment & Devices - 5.3%
5,419	Cooper Companies, Inc. (The)[1]	391,902
2,391	Danaher Corporation	466,197
5,594	Omnicell, Inc.[1]	197,860
	Total Health Care	1,055,959

	Industrials - 22.1%
	Aerospace & Defense - 2.8%
1,527	Woodward, Inc.	550,865

	Commercial Support Services - 1.9%
10,029	Robert Half, Inc.	379,096

	Electrical Equipment - 2.4%
14,455	Vontier Corporation	464,439

	Industrial Support Services - 2.8%
23,085	WillScot Holdings Corporation[2]	560,504

	Machinery - 7.5%
11,759	Gates Industrial Corporation Ltd.[1]	329,017
3,694	Regal Rexnord Corporation	758,120

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

Shares		Value
	Industrials - 22.1% (Continued)
	Machinery - 7.5% (Continued)
3,386	Xylem, Inc.	$396,060
		1,483,197
	Transportation & Logistics - 4.7%
10,816	Hub Group, Inc., Class A2	503,269
28,523	Marten Transport Ltd.	421,855
		925,124
	Total Industrials	4,363,225

	Materials - 10.0%
	Chemicals - 6.2%
9,136	Ashland, Inc.	663,365
4,338	Qnity Electronics, Inc.	569,059
		1,232,424
	Construction Materials - 2.4%
3,460	Advanced Drainage Systems, Inc.	479,141

	Forestry, Paper & Wood Products - 1.4%
3,754	Louisiana-Pacific Corporation	271,902

	Total Materials	1,983,467

	Real Estate - 4.9%
	REIT - 4.9%
2,599	Camden Property Trust	287,995
2,503	CBRE Group, Inc., Class A1	367,465
4,472	Terreno Realty Corporation	320,419
	Total Real Estate	975,879

	Technology - 21.5%
	Semiconductors - 10.2%
869	Broadcom, Inc.	338,284
3,998	Intel Corporation[1]	360,620
7,034	Microchip Technology, Inc.	522,556

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

Shares		Value
	Technology - 21.5% (Continued)
	Semiconductors - 10.2% (Continued)
1,707	MKS, Inc.	$507,747
1,293	Tower Semiconductor Ltd.[1]	284,033
		2,013,240
	Software - 4.6%
88,177	ACV Auctions, Inc., Class A1	660,446
15,393	SailPoint, Inc.[1,2]	258,141
		918,587
	Technology Hardware - 3.2%
846	Ciena Corporation[1]	318,984
8,400	Viavi Solutions, Inc.[1]	310,380
		629,364
	Technology Services - 3.5%
8,281	Global Payments, Inc.	696,266

	Total Technology	4,257,457

	Utilities - 1.4%
	Electric Utilities - 1.4%
3,391	Evergy, Inc.	281,487

	TOTAL COMMON STOCK (Cost $15,931,252)	19,364,963

	SHORT-TERM INVESTMENTS — 2.0%
197,009	Blackrock Liquidity Funds T-Fund, Institutional Shares, 3.57%[3]	197,009
197,009	Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.55%[3]	197,009
	TOTAL SHORT TERM INVESTMENTS (Cost $394,018)	394,018

	TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES – 99.9% (Cost $16,325,270)	19,758,981

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

Shares		Value
	SHORT TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES — 4.1%
810,575	Invesco Government & Agency Portfolio, 3.67%[3]	$810,575

	TOTAL SHORT TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES (Cost $810,575)	810,575

	TOTAL INVESTMENTS – 104.0% (Cost $17,135,845)	$20,569,556[4]
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.0)%	(798,098)
	NET ASSETS - 100.0%	$19,771,458

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	Rate disclosed is the seven day effective yield as of July 31, 2026.
[4]	At July 31, 2026, the market value of securities on loan for CRM All Cap Value Fund was $812,446. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

July 31, 2026 (Unaudited)

Shares		Value
	COMMON STOCK — 82.8%
	Communications - 0.3%
	Cable & Satellite - 0.3%
16,574	Space Exploration Technologies Corporation, Class A1	$1,796,124

	Consumer Discretionary – 18.0%
	Apparel & Textile Products - 3.8%
438,691	Steven Madden Ltd.	20,214,881

	Automotive - 1.4%
1,299,079	Dauch Corporation[1]	7,339,796

	E-Commerce Discretionary - 1.0%
19,804	Amazon.com, Inc.[1]	5,378,370

	Home Construction - 4.5%
294,928	Champion Homes, Inc.[1]	23,479,219

	Leisure Facilities & Services - 3.0%
104,208	Vail Resorts, Inc.	15,566,591

	Retail - Discretionary - 4.3%
238,164	Advance Auto Parts, Inc.	13,227,629
138,737	Floor & Decor Holdings, Inc., Class A1	7,987,089
19,004	Victoria's Secret & Company[1]	1,685,275
		22,899,993
	Total Consumer Discretionary	94,878,850

	Consumer Staples – 2.0%
	Retail - Consumer Staples – 2.0%
72,624	Target Corporation	10,493,442

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

Shares		Value
	Energy - 5.3%
	Oil & Gas Producers - 0.9%
119,284	Range Resources Corporation	$4,788,060

	Oil & Gas Services & Equipment - 4.4%
251,916	SLB Ltd.	12,492,514
1,381,106	TETRA Technologies, Inc.[1]	10,634,516
		23,127,030
	Total Energy	27,915,090

	Financials - 7.3%
	Banking - 4.4%
498,239	BankUnited, Inc.	23,242,850

	Specialty Finance - 2.9%
111,800	First American Financial Corporation	8,383,882
360,231	Happen, Inc.[1]	6,894,821
		15,278,703
	Total Financials	38,521,553

	Health Care - 4.3%
	Medical Equipment & Devices - 4.3%
127,444	Cooper Companies, Inc. (The)[1]	9,216,750
39,527	West Pharmaceutical Services, Inc.	13,477,126
	Total Health Care	22,693,876

	Industrials – 22.9%
	Industrial Intermediate Products - 2.7%
103,560	Timken Company (The)	14,244,678

	Industrial Support Services - 3.8%
828,291	WillScot Holdings Corporation	20,110,905

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

Shares		Value
	Industrials – 22.9% (Continued)
	Machinery - 6.8%
672,370	Gates Industrial Corporation Ltd.[1]	$18,812,912
82,756	Regal Rexnord Corporation	16,984,014
		35,796,926
	Transportation & Logistics - 9.6%
146,383	Canadian Pacific Kansas City Ltd.	13,011,985
266,560	Hub Group, Inc., Class A	12,403,037
620,414	Marten Transport Ltd.	9,175,923
46,417	Saia, Inc.[1]	16,135,942
		50,726,887
	Total Industrials	120,879,396

	Real Estate - 2.1%
	REIT - 2.1%
90,970	Sun Communities, Inc.	11,232,976

	Technology - 15.6%
	Semiconductors - 5.6%
37,696	MKS, Inc.	11,212,675
95,478	Semtech Corporation[1]	11,249,218
137,305	Veeco Instruments, Inc.[1]	6,865,250
		29,327,143
	Software - 4.2%
1,642,073	ACV Auctions, Inc., Class A1	12,299,127
573,700	SailPoint, Inc.[1]	9,620,949
		21,920,076
	Technology Hardware - 5.8%
434,314	Knowles Corporation[1]	15,891,550
22,290	Teledyne Technologies, Inc.[1]	14,612,655
		30,504,205
	Total Technology	81,751,424

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

Shares		Value
	Utilities - 5.0%
	Electric Utilities - 5.0%
184,182	Evergy, Inc.	$15,288,947
128,930	NextEra Energy, Inc.	11,206,596
	Total Utilities	26,495,543

	TOTAL COMMON STOCK (Cost $396,972,019)	436,658,274

	SHORT-TERM INVESTMENTS — 18.3%
48,289,804	Blackrock Liquidity Funds T-Fund, Institutional Shares, 3.57%[2]	48,289,804
48,289,805	Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.55%[2]	48,289,805
	TOTAL SHORT TERM INVESTMENTS (Cost $96,579,609)	96,579,609

Contracts[3]
	OPTIONS PURCHASED - 0.2%	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 0.2%
1,589	iShares Russell 2000 ETF (Cost - $810,411)	08/21/2026	$293.00	$46,271,680	900,168

	TOTAL INVESTMENTS IN SECURITIES - 101.3% (Cost $494,362,039)				534,138,051

Shares
	COMMON STOCK SOLD SHORT — (17.9)%
	Communications - (0.5)%
	Internet Media & Services - (0.5)%
(7,646)	Alphabet, Inc., Class A	(2,722,970)

	Consumer Discretionary - (7.2)%
	Apparel & Textile Products - (1.2)%
(23,127)	Deckers Outdoor Corporation	(2,240,544)
(106,667)	On Holding A.G.	(3,865,612)
		(6,106,156)
	Automotive - (1.0)%
(43,985)	Autoliv, Inc.	(5,417,632)

	Home & Office Products - (0.8)%
(24,721)	SharkNinja, Inc.	(3,999,116)

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

Shares		Value
	Consumer Discretionary - (7.2)% (Continued)
	Home Construction - (0.4)%
(17,715)	Mohawk Industries, Inc.	$(2,180,717)

	Leisure Facilities & Services - (0.4)%
(18,489)	Cheesecake Factory, Inc. (The)	(1,875,154)

	Retail - Discretionary - (3.4)%
(252,132)	Bath & Body Works, Inc.	(5,072,896)
(14,616)	Dick's Sporting Goods, Inc.	(2,863,421)
(26,363)	Pandora A/S	(3,302,650)
(5,873)	Ulta Beauty, Inc.	(3,011,851)
(51,983)	Urban Outfitters, Inc.	(3,856,099)
		(18,106,917)
	Total Consumer Discretionary	(37,685,692)

	Consumer Staples - (1.4)%
	Retail - Consumer Staples - (1.4)%
(68,318)	Kroger Company (The)	(3,944,681)
(30,439)	Walmart, Inc.	(3,384,817)
	Total Consumer Staples	(7,329,498)

	Financials - (4.3)%
	Asset Management - (1.1)%
(44,103)	Blackstone, Inc.	(5,634,158)

	Banking - (2.0)%
(217,069)	Fulton Financial Corporation	(5,281,289)
(69,897)	Hancock Whitney Corporation	(5,382,069)
		(10,663,358)
	Institutional Financial Services - (1.0)%
(5,187)	Goldman Sachs Group, Inc. (The)	(5,282,337)

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

Shares		Value
	Financials - (4.3)% (Continued)
	Insurance - (0.2)%
(53,144)	Trupanion, Inc.	$(1,301,497)

	Total Financials	(22,881,350)

	Industrials - (0.5)%
	Machinery - (0.5)%
(9,537)	Nordson Corporation	(2,839,928)

	Real Estate - (0.3)%
	REIT - (0.3)%
(11,699)	Mid-America Apartment Communities, Inc.	(1,548,246)

	Technology - (3.7)%
	Semiconductors - (0.9)%
(16,589)	Lam Research Corporation	(4,860,909)

	Software - (2.8)%
(4,350)	Adobe, Inc.	(1,089,284)
(11,870)	Microsoft Corporation	(5,516,226)
(39,179)	Progress Software Corporation	(1,590,276)
(533,387)	Rezolve AI PLC	(1,296,130)
(10,418)	Roper Technologies, Inc.	(4,083,543)
(6,998)	Workday, Inc., Class A	(1,122,059)
		(14,697,518)
	Total Technology	(19,558,427)

	TOTAL COMMON STOCK SOLD SHORT (Proceeds $90,232,458)	(94,566,111)

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

Shares		Value
	EXCHANGE-TRADED FUNDS — (1.1)%
	EQUITY - (1.1)%
(59,304)	Invesco KBW Bank ETF (Proceeds $5,120,647)	$(5,697,335)

	TOTAL SECURITIES SOLD SHORT (Proceeds $95,353,105)	(100,263,446)

	OTHER ASSETS IN EXCESS OF LIABILITIES - 17.7%	93,339,684
	NET ASSETS - 100.0%	$527,214,289

ETF	- Exchange-Traded Fund

[1]	Non-income producing security.
[2]	Rate disclosed is the seven day effective yield as of July 31, 2026.
[3]	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

OTC Total return swap agreements outstanding at July 31, 2026:

Counterparty	Financing Rate(1)	Termination Date	Long (Short) Notional Amount(2)	Reference Entity	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	3.18% (Fed Funds Rate - 0.45%)	7/26/2028	(8,067,571)	Morgan Stanley Custom Swap (MSCM1578) Index(3)	$(285,794)	$-	$(285,794)
Morgan Stanley	3.18% (Fed Funds Rate - 0.45%)	7/26/2028	(8,029,729)	Morgan Stanley Custom Swap (MSCM1579) Index(3)	(334,593)	-	(334,593)
Morgan Stanley	3.18% (Fed Funds Rate - 0.45%)	7/26/2028	(7,929,897)	Morgan Stanley Custom Swap (MSCM1580) Index(3)	(214,035)	-	(214,035)
Morgan Stanley	3.18% (Fed Funds Rate - 0.45%)	7/26/2028	(8,090,518)	Morgan Stanley Custom Swap (MSCM1581) Index(3)	134,917	-	134,917
Morgan Stanley	3.18% (Fed Funds Rate - 0.45%)	7/26/2028	(8,024,665)	Morgan Stanley Custom Swap (MSCM1582) Index(3)	(118,520)	-	(118,520)
Morgan Stanley	3.18% (Fed Funds Rate - 0.45%)	7/26/2028	(8,021,287)	Morgan Stanley Custom Swap (MSCM1583) Index(3)	(180,036)	-	(180,036)
Morgan Stanley	3.18% (Fed Funds Rate - 0.45%)	7/26/2028	(7,984,784)	Morgan Stanley Custom Swap (MSCM1584) Index(3)	(224,260)	-	(224,260)
Morgan Stanley	3.18% (Fed Funds Rate - 0.45%)	7/26/2028	(8,041,684)	Morgan Stanley Custom Swap (MSCM1585) Index(3)	(276,990)	-	(276,990)
Morgan Stanley	3.18% (Fed Funds Rate - 0.45%)	7/26/2028	(8,091,408)	Morgan Stanley Custom Swap (MSCM1586) Index(3)	(276,778)	-	(276,778)
Morgan Stanley	3.18% (Fed Funds Rate - 0.45%)	7/26/2028	(7,968,966)	Morgan Stanley Custom Swap (MSCM1587) Index(3)	(367,079)	-	(367,079)
Morgan Stanley	3.18% (Fed Funds Rate - 0.45%)	7/26/2028	(8,106,429)	Morgan Stanley Custom Swap (MSCM1588) Index(3)	(122,950)	-	(122,950)
Morgan Stanley	3.18% (Fed Funds Rate - 0.45%)	7/26/2028	(8,032,396)	Morgan Stanley Custom Swap (MSCM1589) Index(3)	(172,991)	-	(172,991)
Morgan Stanley	3.18% (Fed Funds Rate - 0.45%)	7/26/2028	(8,131,792)	Morgan Stanley Custom Swap (MSCM1590) Index(3)	(110,914)	-	(110,914)
Morgan Stanley	3.18% (Fed Funds Rate - 0.45%)	7/26/2028	(8,055,327)	Morgan Stanley Custom Swap (MSCM1591) Index(3)	(343,417)	-	(343,417)
Morgan Stanley	3.18% (Fed Funds Rate - 0.45%)	7/26/2028	(8,144,741)	Morgan Stanley Custom Swap (MSCM1592) Index(3)	(213,290)	-	(213,290)
Morgan Stanley	3.18% (Fed Funds Rate - 0.45%)	7/26/2028	(8,109,865)	Morgan Stanley Custom Swap (MSCM1593) Index(3)	(66,074)	-	(66,074)
Morgan Stanley	3.18% (Fed Funds Rate - 0.45%)	7/26/2028	(8,052,230)	Morgan Stanley Custom Swap (MSCM1594) Index(3)	22,713	-	22,713
Morgan Stanley	3.18% (Fed Funds Rate - 0.45%)	7/26/2028	(7,912,426)	Morgan Stanley Custom Swap (MSCM1595) Index(3)	76,928	-	76,928
Morgan Stanley	3.18% (Fed Funds Rate - 0.45%)	7/26/2028	(7,779,179)	Morgan Stanley Custom Swap (MSCM1596) Index(3)	20,368	-	20,368
Morgan Stanley	3.18% (Fed Funds Rate - 0.45%)	7/26/2028	(7,864,536)	Morgan Stanley Custom Swap (MSCM1597) Index(3)	(5,187)	-	(5,187)
Total Unrealized Appreciation							$254,926
Total Unrealized (Depreciation)							$(3,312,908)
Total					$(3,057,982)	$-	$(3,057,982)

(1)	Paid monthly.
(2)	Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed -upon floating rate financing rate.
(3)	See the tables below for the swap constituents.

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1578) Index total return swap with Morgan Stanley Bank as of July 31, 2026, termination date 7/26/28:

Reference Entity	Shares	Market Value	% of Total Index Value
Microsoft Corporation	2,608	$1,211,952	14.51%
International Paper Company (The)	26,253	1,071,923	12.83%
NVIDIA Corporation	5,227	1,049,310	12.56%
Costco Wholesale Corporation	1,070	1,018,602	12.19%
Walmart, Inc.	9,106	1,012,539	12.12%
Extra Space Storage, Inc.	6,819	1,009,502	12.09%
Alphabet, Inc. Class A	2,830	1,007,671	12.06%
Ralph Lauren Corporation	2,557	972,642	11.64%
		$8,354,141	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1579) Index total return swap with Morgan Stanley Bank as of July 31, 2026, termination date 7/26/28:

Reference Entity	Shares	Market Value	% of Total Index Value
NVIDIA Corporation	21,406	$4,297,237	51.37%
Alphabet, Inc. Class A	11,423	4,067,930	48.63%
		$8,365,167	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1580) Index total return swap with Morgan Stanley Bank as of July 31, 2026, termination date 7/26/28:

Reference Entity	Shares	Market Value	% of Total Index Value
Cognizant Technology Solutions Corporation	2,840	$157,193	1.93%
Ross Stores, Inc.	581	145,949	1.79%
General Motors Company	1,641	145,847	1.79%
Adobe, Inc.	563	141,051	1.73%
Cintas Corporation	686	140,437	1.72%
Westinghouse Air Brake Technologies Corporation	481	140,037	1.72%
AT&T, Inc.	5,917	137,570	1.69%
Dollar General Corporation	1,081	137,351	1.69%
Mettler-Toledo International, Inc.	96	136,416	1.68%
Emerson Electric Company	905	135,566	1.66%
Automatic Data Processing, Inc.	508	135,388	1.66%
Ford Motor Company	9,203	135,096	1.66%
Roper Technologies, Inc.	343	134,467	1.65%
NetApp, Inc.	753	134,364	1.65%
Illumina, Inc.	651	133,470	1.64%
PACCAR, Inc.	1,003	133,031	1.63%
McKesson Corporation	155	132,341	1.63%
Steris Corporation	579	132,327	1.63%
Blackstone, Inc.	1,032	131,870	1.62%
Allstate Corporation (The)	496	131,052	1.61%
Eaton Corporation PLC	315	130,945	1.61%
Amgen, Inc.	339	130,573	1.60%
Pfizer, Inc.	5,184	129,662	1.59%
Williams-Sonoma, Inc.	561	128,250	1.58%
Motorola Solutions, Inc.	294	128,184	1.57%
Rockwell Automation, Inc.	266	127,764	1.57%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
General Dynamics Corporation	333	$127,714	1.57%
Canadian Imperial Bank of Commerce	1,077	127,631	1.57%
W. W. Grainger, Inc.	92	127,162	1.56%
Starbucks Corporation	1,204	126,764	1.56%
W. R. Berkley Corporation	1,744	126,533	1.55%
Fastenal Company	2,649	126,378	1.55%
Teva Pharmaceutical Industries Ltd. - ADR	3,601	126,086	1.55%
Prologis, Inc.	869	125,658	1.54%
Waters Corporation	333	125,581	1.54%
Costco Wholesale Corporation	132	125,367	1.54%
Snap-On, Inc.	305	125,299	1.54%
Extra Space Storage, Inc.	845	125,051	1.54%
Restaurant Brands International, Inc.	1,688	124,924	1.53%
CVS Health Corporation	1,196	124,909	1.53%
Realty Income Corporation	1,950	124,516	1.53%
Sherwin-Williams Company (The)	365	124,275	1.53%
Darden Restaurants, Inc.	610	124,228	1.53%
Apple, Inc.	402	124,086	1.52%
J.B. Hunt Transport Services, Inc.	454	123,314	1.51%
Hubbell, Inc.	261	123,137	1.51%
Jabil, Inc.	389	122,445	1.50%
Omnicom Group, Inc.	1,544	121,486	1.49%
Brookfield Corporation	2,850	121,198	1.49%
Ralph Lauren Corporation	316	120,063	1.47%
Home Depot, Inc. (The)	361	119,999	1.47%
Cummins, Inc.	189	119,886	1.47%
Cardinal Health, Inc.	521	119,750	1.47%
Johnson & Johnson	467	119,704	1.47%
McDonald's Corporation	442	119,673	1.47%
Moody's Corporation	249	119,276	1.46%
HCA Healthcare, Inc.	295	118,737	1.46%
Equity Residential	1,779	118,207	1.45%
Hilton Worldwide Holdings, Inc.	366	117,242	1.44%
Boeing Company (The)	539	116,419	1.43%
United Therapeutics Corporation	221	114,608	1.41%
Progressive Corporation	532	112,555	1.38%
Carrier Global Corporation	1,817	112,323	1.38%
CH Robinson Worldwide, Inc.	654	96,544	1.19%
		$8,144,929	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1581) Index total return swap with Morgan Stanley Bank as of July 31, 2026, termination date 7/26/28:

Reference Entity	Shares	Market Value	% of Total Index Value
Intuit, Inc.	2,659	$840,520	10.56%
Adobe, Inc.	3,275	820,107	10.31%
Extra Space Storage, Inc.	5,025	743,943	9.35%
Prologis, Inc.	5,132	742,117	9.33%
Realty Income Corporation	11,444	730,915	9.19%
Lumentum Holdings, Inc.	1,023	730,590	9.18%
Western Digital Corporation	1,315	716,412	9.00%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
NVIDIA Corporation	3,545	$711,644	8.94%
Jabil, Inc.	2,225	700,985	8.81%
Advanced Micro Devices, Inc.	1,399	665,896	8.37%
Nokia Corporation, Class A	60,552	553,441	6.96%
		$7,956,570	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1582) Index total return swap with Morgan Stanley Bank as of July 31, 2026, termination date 7/26/28:

Reference Entity	Shares	Market Value	% of Total Index Value
General Motors Company	2,901	$257,795	3.17%
Ross Stores, Inc.	1,008	253,087	3.11%
Dollar General Corporation	1,921	244,123	3.00%
McKesson Corporation	280	240,149	2.95%
Ford Motor Company	16,339	239,855	2.95%
Allstate Corporation (The)	894	236,181	2.90%
Casey's General Stores, Inc.	271	235,628	2.89%
Illumina, Inc.	1,148	235,387	2.89%
Teva Pharmaceutical Industries Ltd. - ADR	6,718	235,204	2.89%
Steris Corporation	1,030	235,138	2.89%
Blackstone, Inc.	1,820	232,567	2.86%
Costco Wholesale Corporation	244	231,852	2.85%
Williams-Sonoma, Inc.	1,012	231,368	2.84%
Sherwin-Williams Company (The)	670	228,279	2.80%
CVS Health Corporation	2,163	225,876	2.77%
W. R. Berkley Corporation	3,096	224,602	2.76%
Darden Restaurants, Inc.	1,101	224,200	2.75%
Waters Corporation	590	222,478	2.73%
Alphabet, Inc. Class A	620	220,662	2.71%
Walmart, Inc.	1,982	220,371	2.71%
Johnson & Johnson	858	220,012	2.70%
Starbucks Corporation	2,090	219,948	2.70%
Restaurant Brands International, Inc.	2,967	219,642	2.70%
Brookfield Corporation	5,161	219,482	2.69%
HCA Healthcare, Inc.	544	218,882	2.69%
Cardinal Health, Inc.	951	218,815	2.69%
Moody's Corporation	457	218,427	2.68%
Ralph Lauren Corporation	574	218,218	2.68%
Home Depot, Inc. (The)	656	217,928	2.68%
McDonald's Corporation	804	217,667	2.67%
Apple, Inc.	703	217,232	2.67%
Equity Residential	3,266	217,016	2.66%
Lowe's Companies, Inc.	1,044	216,954	2.66%
D.R. Horton, Inc.	1,487	212,722	2.61%
Hilton Worldwide Holdings, Inc.	659	211,071	2.59%
Progressive Corporation	969	204,836	2.51%
		$8,143,654	100.00%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1583) Index total return swap with Morgan Stanley Bank as of July 31, 2026, termination date 7/26/28:

Reference Entity	Shares	Market Value	% of Total Index Value
Cognizant Technology Solutions Corporation	4,697	$259,955	3.17%
General Motors Company	2,568	228,208	2.78%
Ross Stores, Inc.	897	225,220	2.75%
AT&T, Inc.	9,462	219,992	2.68%
Illumina, Inc.	1,051	215,595	2.63%
Dollar General Corporation	1,681	213,601	2.61%
Teva Pharmaceutical Industries Ltd. - ADR	6,068	212,432	2.59%
Casey's General Stores, Inc.	244	212,411	2.59%
McKesson Corporation	248	212,393	2.59%
Steris Corporation	926	211,410	2.58%
NetApp, Inc.	1,184	211,334	2.58%
Allstate Corporation (The)	795	209,841	2.56%
Ford Motor Company	14,281	209,643	2.56%
Costco Wholesale Corporation	218	207,709	2.53%
Blackstone, Inc.	1,624	207,502	2.53%
Pfizer, Inc.	8,272	206,881	2.52%
Williams-Sonoma, Inc.	902	206,163	2.51%
Motorola Solutions, Inc.	473	206,017	2.51%
Sherwin-Williams Company (The)	599	204,039	2.49%
Canadian Imperial Bank of Commerce	1,698	201,240	2.45%
W. R. Berkley Corporation	2,770	200,902	2.45%
CVS Health Corporation	1,920	200,470	2.44%
Waters Corporation	531	200,400	2.44%
Johnson & Johnson	778	199,442	2.43%
Alphabet, Inc. Class A	560	199,345	2.43%
Darden Restaurants, Inc.	979	199,277	2.43%
Starbucks Corporation	1,886	198,499	2.42%
HCA Healthcare, Inc.	492	197,966	2.41%
McDonald's Corporation	728	197,049	2.40%
Restaurant Brands International, Inc.	2,657	196,638	2.40%
Moody's Corporation	410	196,281	2.39%
Apple, Inc.	634	195,868	2.39%
Walmart, Inc.	1,755	195,193	2.38%
Cardinal Health, Inc.	848	195,040	2.38%
Brookfield Corporation	4,572	194,446	2.37%
Equity Residential	2,911	193,413	2.36%
Home Depot, Inc. (The)	582	193,328	2.36%
Ralph Lauren Corporation	506	192,561	2.35%
Hilton Worldwide Holdings, Inc.	596	190,999	2.33%
Progressive Corporation	867	183,208	2.23%
		$8,201,911	100%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1584) Index total return swap with Morgan Stanley Bank as of July 31, 2026, termination date 7/26/28:

Reference Entity	Shares	Market Value	% of Total Index Value
Microsoft Corporation	456	$211,801	2.58%
General Motors Company	2,323	206,395	2.51%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Ross Stores, Inc.	812	$203,865	2.48%
NetApp, Inc.	1,087	194,036	2.36%
Teva Pharmaceutical Industries Ltd. - ADR	5,538	193,869	2.36%
Illumina, Inc.	938	192,309	2.34%
AT&T, Inc.	8,269	192,255	2.34%
Amgen, Inc.	494	190,414	2.32%
Ford Motor Company	12,866	188,877	2.30%
Williams-Sonoma, Inc.	823	188,076	2.29%
McKesson Corporation	219	187,831	2.29%
Steris Corporation	821	187,516	2.28%
Blackstone, Inc.	1,460	186,535	2.27%
Motorola Solutions, Inc.	426	185,738	2.26%
Sherwin-Williams Company (The)	542	184,633	2.25%
Darden Restaurants, Inc.	906	184,440	2.25%
HCA Healthcare, Inc.	456	183,602	2.24%
Allstate Corporation (The)	695	183,500	2.24%
Dollar General Corporation	1,444	183,409	2.23%
Costco Wholesale Corporation	192	183,095	2.23%
O'Reilly Automotive, Inc.	2,042	182,424	2.22%
Pfizer, Inc.	7,279	182,056	2.22%
Ralph Lauren Corporation	476	180,981	2.21%
Casey's General Stores, Inc.	207	180,666	2.20%
Waters Corporation	477	180,151	2.19%
Alphabet, Inc. Class A	506	180,028	2.19%
Canadian Imperial Bank of Commerce	1,518	179,989	2.19%
Lowe's Companies, Inc.	858	178,292	2.17%
Johnson & Johnson	691	177,216	2.16%
Hilton Worldwide Holdings, Inc.	553	177,115	2.16%
McDonald's Corporation	654	176,910	2.16%
NVIDIA Corporation	876	175,764	2.14%
CVS Health Corporation	1,683	175,724	2.14%
Home Depot, Inc. (The)	529	175,475	2.14%
Cardinal Health, Inc.	763	175,429	2.14%
W. R. Berkley Corporation	2,413	175,061	2.13%
Brookfield Corporation	4,110	174,787	2.13%
Starbucks Corporation	1,660	174,728	2.13%
Restaurant Brands International, Inc.	2,358	174,543	2.13%
Apple, Inc.	562	173,480	2.11%
Walmart, Inc.	1,553	172,640	2.10%
Moody's Corporation	359	171,965	2.10%
D.R. Horton, Inc.	1,197	171,266	2.09%
Equity Residential	2,556	169,840	2.07%
Progressive Corporation	760	160,673	1.96%
		$8,209,399	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1585) Index total return swap with Morgan Stanley Bank as of July 31, 2026, termination date 7/26/28:

Reference Entity	Shares	Market Value	% of Total Index Value
Cognizant Technology Solutions Corporation	4,164	$230,456	2.77%
General Motors Company	2,331	207,105	2.49%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Ross Stores, Inc.	811	$203,602	2.45%
Tapestry, Inc.	1,324	201,674	2.42%
HCA Healthcare, Inc.	493	198,372	2.38%
Teva Pharmaceutical Industries Ltd. - ADR	5,630	197,121	2.37%
Steris Corporation	858	196,043	2.36%
AT&T, Inc.	8,419	195,746	2.35%
Illumina, Inc.	937	192,185	2.31%
McKesson Corporation	223	190,939	2.30%
Dollar General Corporation	1,491	189,465	2.28%
Allstate Corporation (The)	716	188,986	2.27%
Motorola Solutions, Inc.	433	188,705	2.27%
Ford Motor Company	12,852	188,671	2.27%
O'Reilly Automotive, Inc.	2,089	186,682	2.24%
Darden Restaurants, Inc.	915	186,336	2.24%
Williams-Sonoma, Inc.	813	185,925	2.24%
Sherwin-Williams Company (The)	545	185,895	2.23%
Costco Wholesale Corporation	194	185,018	2.22%
Pfizer, Inc.	7,388	184,775	2.22%
Ralph Lauren Corporation	486	184,681	2.22%
Casey's General Stores, Inc.	211	184,195	2.21%
Blackstone, Inc.	1,438	183,748	2.21%
NetApp, Inc.	1,026	183,214	2.20%
Johnson & Johnson	706	180,924	2.17%
W. R. Berkley Corporation	2,489	180,554	2.17%
McDonald's Corporation	666	180,292	2.17%
Waters Corporation	476	179,598	2.16%
Lowe's Companies, Inc.	863	179,272	2.16%
Canadian Imperial Bank of Commerce	1,511	179,130	2.15%
Cardinal Health, Inc.	779	179,098	2.15%
Restaurant Brands International, Inc.	2,401	177,743	2.14%
Starbucks Corporation	1,687	177,607	2.14%
Alphabet, Inc. Class A	498	177,476	2.13%
Hilton Worldwide Holdings, Inc.	550	176,207	2.12%
CVS Health Corporation	1,687	176,207	2.12%
Home Depot, Inc. (The)	530	176,094	2.12%
Apple, Inc.	569	175,774	2.11%
Walmart, Inc.	1,576	175,221	2.11%
Brookfield Corporation	4,104	174,523	2.10%
Equity Residential	2,607	173,242	2.08%
Moody's Corporation	362	173,239	2.08%
D.R. Horton, Inc.	1,194	170,882	2.05%
NVIDIA Corporation	846	169,813	2.04%
Progressive Corporation	791	167,173	2.01%
		$8,319,608	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1586) Index total return swap with Morgan Stanley Bank as of July 31, 2026, termination date 7/26/28:

Reference Entity	Shares	Market Value	% of Total Index Value
Cognizant Technology Solutions Corporation	4,672	$258,621	3.09%
General Motors Company	2,599	230,914	2.76%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Ross Stores, Inc.	893	$224,327	2.68%
Teva Pharmaceutical Industries Ltd. - ADR	6,393	223,813	2.67%
Allstate Corporation (The)	842	222,483	2.66%
NetApp, Inc.	1,245	222,170	2.66%
Illumina, Inc.	1,078	221,108	2.64%
AT&T, Inc.	9,415	218,892	2.62%
Steris Corporation	954	217,920	2.60%
Casey's General Stores, Inc.	250	217,357	2.60%
McKesson Corporation	253	216,918	2.59%
Motorola Solutions, Inc.	495	215,914	2.58%
HCA Healthcare, Inc.	533	214,400	2.56%
Dollar General Corporation	1,664	211,356	2.53%
Costco Wholesale Corporation	220	209,539	2.50%
Darden Restaurants, Inc.	1,029	209,496	2.50%
W. R. Berkley Corporation	2,887	209,437	2.50%
Johnson & Johnson	817	209,378	2.50%
Ford Motor Company	14,228	208,872	2.50%
Progressive Corporation	983	207,853	2.48%
Williams-Sonoma, Inc.	905	207,027	2.47%
Sherwin-Williams Company (The)	607	206,955	2.47%
Cardinal Health, Inc.	897	206,323	2.47%
McDonald's Corporation	761	206,090	2.46%
Ralph Lauren Corporation	539	205,134	2.45%
Pfizer, Inc.	8,129	203,302	2.43%
Waters Corporation	538	203,044	2.43%
Blackstone, Inc.	1,588	202,869	2.42%
Starbucks Corporation	1,919	202,026	2.41%
Restaurant Brands International, Inc.	2,720	201,322	2.41%
Walmart, Inc.	1,793	199,373	2.38%
CVS Health Corporation	1,905	198,938	2.38%
Canadian Imperial Bank of Commerce	1,671	198,065	2.37%
Hilton Worldwide Holdings, Inc.	614	196,850	2.35%
Equity Residential	2,956	196,408	2.35%
Home Depot, Inc. (The)	591	196,156	2.34%
Alphabet, Inc. Class A	544	193,713	2.32%
Brookfield Corporation	4,537	192,956	2.31%
Moody's Corporation	400	191,327	2.29%
Apple, Inc.	616	190,305	2.27%
		$8,368,951	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1587) Index total return swap with Morgan Stanley Bank as of July 31, 2026, termination date 7/26/28:

Reference Entity	Shares	Market Value	% of Total Index Value
Cognizant Technology Solutions Corporation	9,577	$530,076	6.36%
Western Digital Corporation	914	498,075	5.97%
General Motors Company	5,491	487,909	5.85%
International Paper Company (The)	11,269	460,097	5.52%
Intuit, Inc.	1,448	457,547	5.49%
Adobe, Inc.	1,814	454,126	5.45%
Mettler-Toledo International, Inc.	320	452,700	5.43%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Ford Motor Company	30,073	$441,478	5.30%
Jabil, Inc.	1,390	437,846	5.25%
Lumentum Holdings, Inc.	604	431,401	5.17%
Alphabet, Inc. Class A	1,204	428,753	5.14%
NVENT Electric PLC	2,777	427,242	5.13%
Extra Space Storage, Inc.	2,839	420,242	5.04%
Realty Income Corporation	6,490	414,540	4.97%
NVIDIA Corporation	2,058	413,059	4.95%
Prologis, Inc.	2,844	411,243	4.93%
Advanced Micro Devices, Inc.	852	405,624	4.87%
Coinbase Global, Inc., Class A	2,659	388,905	4.67%
Nokia Corporation, Class A	41,112	375,763	4.51%
		$8,336,626	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1588) Index total return swap with Morgan Stanley Bank as of July 31, 2026, termination date 7/26/28:

Reference Entity	Shares	Market Value	% of Total Index Value
Cognizant Technology Solutions Corporation	2,478	$137,135	1.67%
Microsoft Corporation	282	130,891	1.59%
General Motors Company	1,458	129,572	1.57%
Westinghouse Air Brake Technologies Corporation	423	123,103	1.50%
Illumina, Inc.	594	121,886	1.48%
Teva Pharmaceutical Industries Ltd. - ADR	3,463	121,242	1.47%
NetApp, Inc.	677	120,817	1.47%
HCA Healthcare, Inc.	299	120,308	1.46%
Mettler-Toledo International, Inc.	85	119,921	1.46%
Roper Technologies, Inc.	305	119,728	1.45%
Tapestry, Inc.	784	119,477	1.45%
Ross Stores, Inc.	475	119,289	1.45%
Emerson Electric Company	795	119,094	1.45%
AT&T, Inc.	5,086	118,245	1.44%
Allstate Corporation (The)	444	117,216	1.42%
Adobe, Inc.	468	117,075	1.42%
Motorola Solutions, Inc.	268	116,944	1.42%
Amgen, Inc.	303	116,636	1.42%
PACCAR, Inc.	879	116,617	1.42%
Fastenal Company	2,438	116,335	1.41%
Steris Corporation	509	116,299	1.41%
Jabil, Inc.	368	116,096	1.41%
Automatic Data Processing, Inc.	435	115,787	1.41%
General Dynamics Corporation	301	115,388	1.40%
Rockwell Automation, Inc.	240	115,300	1.40%
O'Reilly Automotive, Inc.	1,289	115,176	1.40%
Eaton Corporation PLC	277	115,140	1.40%
Ford Motor Company	7,795	114,430	1.39%
Sherwin-Williams Company (The)	335	114,112	1.39%
Alphabet, Inc. Class A	320	113,916	1.38%
Darden Restaurants, Inc.	559	113,743	1.38%
Waters Corporation	301	113,426	1.38%
McKesson Corporation	132	112,873	1.37%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Progressive Corporation	533	$112,773	1.37%
Casey's General Stores, Inc.	129	112,456	1.37%
Johnson & Johnson	438	112,373	1.37%
W. R. Berkley Corporation	1,549	112,362	1.37%
Costco Wholesale Corporation	118	112,221	1.36%
McDonald's Corporation	414	112,136	1.36%
Dollar General Corporation	882	112,069	1.36%
Boeing Company (The)	518	112,015	1.36%
Blackstone, Inc.	874	111,656	1.36%
Cardinal Health, Inc.	485	111,655	1.36%
Williams-Sonoma, Inc.	486	111,043	1.35%
Cintas Corporation	543	111,020	1.35%
Ralph Lauren Corporation	292	110,890	1.35%
Snap-On, Inc.	270	110,765	1.35%
Pfizer, Inc.	4,428	110,745	1.35%
Starbucks Corporation	1,051	110,670	1.34%
Hilton Worldwide Holdings, Inc.	345	110,635	1.34%
Lowe's Companies, Inc.	531	110,433	1.34%
NVENT Electric PLC	716	110,141	1.34%
W. W. Grainger, Inc.	80	109,905	1.34%
NVIDIA Corporation	547	109,795	1.33%
Restaurant Brands International, Inc.	1,479	109,458	1.33%
Home Depot, Inc. (The)	327	108,660	1.32%
Cummins, Inc.	171	108,479	1.32%
Canadian Imperial Bank of Commerce	915	108,461	1.32%
Brookfield Corporation	2,542	108,125	1.31%
Walmart, Inc.	971	107,970	1.31%
CVS Health Corporation	1,032	107,784	1.31%
Hubbell, Inc.	227	107,263	1.30%
United Therapeutics Corporation	207	107,203	1.30%
Equity Residential	1,608	106,823	1.30%
Omnicom Group, Inc.	1,357	106,810	1.30%
D.R. Horton, Inc.	742	106,222	1.29%
J.B. Hunt Transport Services, Inc.	381	103,439	1.26%
Caterpillar, Inc.	126	102,672	1.25%
Apple, Inc.	332	102,669	1.25%
Old Dominion Freight Line, Inc.	474	100,629	1.22%
Carrier Global Corporation	1,615	99,812	1.21%
United Parcel Service, Class B	942	98,202	1.19%
CH Robinson Worldwide, Inc.	532	78,592	0.95%
		$8,230,248	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1589) Index total return swap with Morgan Stanley Bank as of July 31, 2026, termination date 7/26/28:

Reference Entity	Shares	Market Value	% of Total Index Value
Cognizant Technology Solutions Corporation	2,396	$132,615	1.62%
General Motors Company	1,411	125,382	1.53%
Teva Pharmaceutical Industries Ltd. - ADR	3,450	120,790	1.47%
Westinghouse Air Brake Technologies Corporation	415	120,647	1.47%
Mettler-Toledo International, Inc.	84	118,923	1.45%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Illumina, Inc.	579	$118,781	1.45%
NetApp, Inc.	664	118,462	1.44%
Emerson Electric Company	783	117,323	1.43%
HCA Healthcare, Inc.	289	116,243	1.42%
Roper Technologies, Inc.	295	115,541	1.41%
Tapestry, Inc.	758	115,481	1.41%
PACCAR, Inc.	860	114,138	1.39%
Adobe, Inc.	456	114,094	1.39%
Fastenal Company	2,390	114,004	1.39%
Steris Corporation	499	113,901	1.39%
Ross Stores, Inc.	454	113,891	1.39%
Motorola Solutions, Inc.	261	113,553	1.38%
AT&T, Inc.	4,873	113,289	1.38%
Amgen, Inc.	294	113,119	1.38%
O'Reilly Automotive, Inc.	1,265	113,053	1.38%
Waters Corporation	299	112,869	1.37%
Sherwin-Williams Company (The)	331	112,656	1.37%
Ulta Beauty, Inc.	219	112,378	1.37%
Ford Motor Company	7,645	112,230	1.37%
Rockwell Automation, Inc.	233	111,937	1.36%
Darden Restaurants, Inc.	549	111,764	1.36%
Automatic Data Processing, Inc.	419	111,656	1.36%
Allstate Corporation (The)	422	111,318	1.36%
General Dynamics Corporation	289	110,655	1.35%
Eaton Corporation PLC	266	110,629	1.35%
Blackstone, Inc.	865	110,537	1.35%
Boeing Company (The)	511	110,355	1.34%
Johnson & Johnson	430	110,191	1.34%
Jabil, Inc.	350	110,150	1.34%
McKesson Corporation	129	110,136	1.34%
Williams-Sonoma, Inc.	479	109,502	1.33%
Cardinal Health, Inc.	474	108,982	1.33%
Dollar General Corporation	857	108,927	1.33%
Costco Wholesale Corporation	114	108,794	1.33%
Lowe's Companies, Inc.	522	108,574	1.32%
Cintas Corporation	530	108,455	1.32%
Alphabet, Inc. Class A	304	108,213	1.32%
McDonald's Corporation	400	108,154	1.32%
Pfizer, Inc.	4,321	108,078	1.32%
Ralph Lauren Corporation	284	108,051	1.32%
Snap-On, Inc.	263	107,975	1.32%
W. W. Grainger, Inc.	78	107,813	1.31%
Canadian Imperial Bank of Commerce	908	107,636	1.31%
Casey's General Stores, Inc.	123	107,515	1.31%
Extra Space Storage, Inc.	726	107,507	1.31%
Starbucks Corporation	1,020	107,404	1.31%
Brookfield Corporation	2,523	107,308	1.31%
Restaurant Brands International, Inc.	1,446	107,041	1.30%
W. R. Berkley Corporation	1,471	106,675	1.30%
Home Depot, Inc. (The)	321	106,608	1.30%
Progressive Corporation	504	106,546	1.30%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Cummins, Inc.	167	$106,080	1.29%
Walmart, Inc.	953	106,001	1.29%
Hilton Worldwide Holdings, Inc.	331	105,982	1.29%
D.R. Horton, Inc.	739	105,677	1.29%
NVIDIA Corporation	526	105,624	1.29%
Prologis, Inc.	725	104,873	1.28%
Realty Income Corporation	1,641	104,805	1.28%
United Therapeutics Corporation	202	104,605	1.27%
Hubbell, Inc.	221	104,213	1.27%
CVS Health Corporation	994	103,794	1.26%
Equity Residential	1,555	103,301	1.26%
Omnicom Group, Inc.	1,298	102,189	1.24%
Apple, Inc.	327	101,165	1.23%
J.B. Hunt Transport Services, Inc.	368	100,014	1.22%
Carrier Global Corporation	1,597	98,699	1.20%
United Parcel Service, Class B	945	98,514	1.20%
Old Dominion Freight Line, Inc.	461	97,900	1.19%
Coinbase Global, Inc., Class A	667	97,508	1.19%
CH Robinson Worldwide, Inc.	520	76,776	0.94%
		$8,206,169	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1590) Index total return swap with Morgan Stanley Bank as of July 31, 2026, termination date 7/26/28:

Reference Entity	Shares	Market Value	% of Total Index Value
Roper Technologies, Inc.	362	$141,838	1.72%
General Motors Company	1,596	141,805	1.72%
Teva Pharmaceutical Industries Ltd. - ADR	4,048	141,715	1.72%
Westinghouse Air Brake Technologies Corporation	482	140,060	1.70%
Automatic Data Processing, Inc.	515	137,332	1.67%
HCA Healthcare, Inc.	340	136,934	1.66%
Steris Corporation	599	136,878	1.66%
Emerson Electric Company	911	136,523	1.66%
Tapestry, Inc.	893	136,014	1.65%
Sherwin-Williams Company (The)	398	135,822	1.65%
Illumina, Inc.	659	135,185	1.64%
Ross Stores, Inc.	538	135,112	1.64%
Fastenal Company	2,819	134,512	1.63%
Darden Restaurants, Inc.	656	133,587	1.62%
Amgen, Inc.	346	133,456	1.62%
PACCAR, Inc.	1,005	133,363	1.62%
Allstate Corporation (The)	504	133,120	1.61%
Ulta Beauty, Inc.	259	132,956	1.61%
General Dynamics Corporation	345	132,314	1.61%
Williams-Sonoma, Inc.	574	131,221	1.59%
McKesson Corporation	153	131,087	1.59%
Rockwell Automation, Inc.	273	131,066	1.59%
Dollar General Corporation	1,030	130,866	1.59%
Eaton Corporation PLC	315	130,758	1.59%
Blackstone, Inc.	1,022	130,580	1.58%
Ford Motor Company	8,893	130,546	1.58%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Progressive Corporation	616	$130,302	1.58%
Waters Corporation	345	130,270	1.58%
Alphabet, Inc. Class A	366	130,183	1.58%
McDonald's Corporation	481	130,136	1.58%
Costco Wholesale Corporation	137	129,996	1.58%
Johnson & Johnson	506	129,807	1.57%
Lowe's Companies, Inc.	624	129,581	1.57%
Cintas Corporation	633	129,572	1.57%
Extra Space Storage, Inc.	872	129,071	1.57%
Snap-On, Inc.	314	128,913	1.56%
O'Reilly Automotive, Inc.	1,443	128,891	1.56%
W. W. Grainger, Inc.	93	128,821	1.56%
Casey's General Stores, Inc.	148	128,784	1.56%
Cardinal Health, Inc.	559	128,543	1.56%
Canadian Imperial Bank of Commerce	1,081	128,176	1.56%
Brookfield Corporation	3,011	128,044	1.55%
Starbucks Corporation	1,215	127,872	1.55%
Walmart, Inc.	1,150	127,831	1.55%
W. R. Berkley Corporation	1,759	127,568	1.55%
Pfizer, Inc.	5,088	127,256	1.54%
Restaurant Brands International, Inc.	1,719	127,244	1.54%
Home Depot, Inc. (The)	383	127,038	1.54%
Omnicom Group, Inc.	1,602	126,083	1.53%
Ralph Lauren Corporation	331	126,042	1.53%
Hilton Worldwide Holdings, Inc.	392	125,548	1.52%
Hubbell, Inc.	264	124,949	1.52%
Equity Residential	1,858	123,481	1.50%
NVIDIA Corporation	612	122,896	1.49%
United Therapeutics Corporation	237	122,609	1.49%
Cummins, Inc.	192	121,856	1.48%
CVS Health Corporation	1,147	119,821	1.45%
Apple, Inc.	387	119,609	1.45%
Goldman Sachs Group, Inc.	117	119,047	1.44%
Carrier Global Corporation	1,903	117,614	1.43%
J.B. Hunt Transport Services, Inc.	433	117,592	1.43%
Old Dominion Freight Line, Inc.	540	114,658	1.39%
United Parcel Service, Class B	1,091	113,680	1.38%
CH Robinson Worldwide, Inc.	606	89,518	1.09%
		$8,243,552	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1591) Index total return swap with Morgan Stanley Bank as of July 31, 2026, termination date 7/26/28:

Reference Entity	Shares	Market Value	% of Total Index Value
Cognizant Technology Solutions Corporation	3,481	$192,661	2.29%
Teva Pharmaceutical Industries Ltd. - ADR	4,985	174,527	2.08%
Adobe, Inc.	688	172,360	2.05%
Intuit, Inc.	528	166,996	1.99%
Mettler-Toledo International, Inc.	117	165,542	1.97%
Steris Corporation	714	163,027	1.94%
HCA Healthcare, Inc.	404	162,716	1.94%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
General Motors Company	1,830	$162,616	1.93%
Motorola Solutions, Inc.	372	161,980	1.93%
Illumina, Inc.	787	161,505	1.92%
NetApp, Inc.	902	161,094	1.92%
Sherwin-Williams Company (The)	470	160,138	1.91%
Ulta Beauty, Inc.	311	159,411	1.90%
Tapestry, Inc.	1,046	159,335	1.90%
Mueller Industries, Inc.	2,399	159,295	1.90%
Dollar General Corporation	1,250	158,812	1.89%
Ross Stores, Inc.	631	158,414	1.88%
McKesson Corporation	185	158,082	1.88%
Darden Restaurants, Inc.	775	157,771	1.88%
Allstate Corporation (The)	597	157,611	1.88%
Cardinal Health, Inc.	682	156,768	1.87%
Alphabet, Inc. Class A	439	156,469	1.86%
Blackstone, Inc.	1,224	156,333	1.86%
Progressive Corporation	735	155,356	1.85%
O'Reilly Automotive, Inc.	1,737	155,198	1.85%
Williams-Sonoma, Inc.	676	154,572	1.84%
McDonald's Corporation	570	154,332	1.84%
Costco Wholesale Corporation	162	154,284	1.84%
Extra Space Storage, Inc.	1,036	153,398	1.83%
Ford Motor Company	10,423	153,010	1.82%
Waters Corporation	405	152,931	1.82%
Brookfield Corporation	3,595	152,888	1.82%
Walmart, Inc.	1,375	152,871	1.82%
Lowe's Companies, Inc.	736	152,845	1.82%
Casey's General Stores, Inc.	175	152,802	1.82%
Starbucks Corporation	1,445	152,136	1.81%
Restaurant Brands International, Inc.	2,054	152,004	1.81%
AT&T, Inc.	6,523	151,670	1.80%
Pfizer, Inc.	6,056	151,451	1.80%
Canadian Imperial Bank of Commerce	1,277	151,334	1.80%
D.R. Horton, Inc.	1,055	150,869	1.80%
Johnson & Johnson	588	150,723	1.79%
W. R. Berkley Corporation	2,077	150,674	1.79%
Home Depot, Inc. (The)	453	150,531	1.79%
Prologis, Inc.	1,039	150,207	1.79%
Jabil, Inc.	472	148,770	1.77%
Hilton Worldwide Holdings, Inc.	464	148,566	1.77%
Ralph Lauren Corporation	388	147,660	1.76%
Realty Income Corporation	2,311	147,619	1.76%
Equity Residential	2,201	146,250	1.74%
CVS Health Corporation	1,391	145,224	1.73%
Apple, Inc.	461	142,469	1.70%
Goldman Sachs Group, Inc.	137	139,376	1.66%
Nokia Corporation, Class A	14,621	133,632	1.59%
		$8,399,115	100.00%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1592) Index total return swap with Morgan Stanley Bank as of July 31, 2026, termination date 7/26/28:

Reference Entity	Shares	Market Value	% of Total Index Value
Teva Pharmaceutical Industries Ltd. - ADR	11,325	$396,488	4.74%
Alphabet, Inc. Class A	1,112	395,839	4.74%
General Motors Company	4,377	388,963	4.65%
Sherwin-Williams Company (The)	1,137	387,578	4.64%
Steris Corporation	1,676	382,886	4.58%
HCA Healthcare, Inc.	938	377,582	4.52%
Illumina, Inc.	1,794	367,893	4.40%
McKesson Corporation	428	366,690	4.39%
Allstate Corporation (The)	1,387	366,376	4.38%
Ford Motor Company	24,955	366,339	4.38%
Brookfield Corporation	8,569	364,424	4.36%
Blackstone, Inc.	2,836	362,331	4.34%
Progressive Corporation	1,705	360,531	4.31%
Cardinal Health, Inc.	1,563	359,442	4.30%
Canadian Imperial Bank of Commerce	3,030	359,234	4.30%
Pfizer, Inc.	14,119	353,113	4.22%
Johnson & Johnson	1,362	349,136	4.18%
W. R. Berkley Corporation	4,809	348,833	4.17%
Waters Corporation	923	348,404	4.17%
Equity Residential	5,172	343,649	4.11%
NVIDIA Corporation	1,691	339,564	4.06%
Apple, Inc.	1,098	339,116	4.06%
Goldman Sachs Group, Inc.	329	334,602	4.00%
		$8,359,013	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1593) Index total return swap with Morgan Stanley Bank as of July 31, 2026, termination date 7/26/28:

Reference Entity	Shares	Market Value	% of Total Index Value
Cognizant Technology Solutions Corporation	2,607	$144,316	1.77%
Teva Pharmaceutical Industries Ltd. - ADR	3,846	134,657	1.65%
Alphabet, Inc. Class A	371	131,990	1.61%
Adobe, Inc.	526	131,821	1.61%
General Motors Company	1,434	127,422	1.56%
Sherwin-Williams Company (The)	373	127,214	1.56%
Mettler-Toledo International, Inc.	89	126,460	1.55%
Roper Technologies, Inc.	323	126,449	1.55%
Steris Corporation	554	126,436	1.55%
Intuit, Inc.	400	126,397	1.55%
Automatic Data Processing, Inc.	474	126,260	1.54%
NetApp, Inc.	706	126,105	1.54%
Illumina, Inc.	611	125,225	1.53%
HCA Healthcare, Inc.	310	124,828	1.53%
Ross Stores, Inc.	496	124,545	1.52%
Motorola Solutions, Inc.	284	123,585	1.51%
Rockwell Automation, Inc.	256	123,098	1.51%
Darden Restaurants, Inc.	604	122,892	1.50%
Boeing Company (The)	566	122,247	1.50%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Eaton Corporation PLC	293	$121,767	1.49%
Amgen, Inc.	315	121,377	1.48%
O'Reilly Automotive, Inc.	1,356	121,147	1.48%
McDonald's Corporation	448	121,135	1.48%
Ford Motor Company	8,247	121,059	1.48%
Restaurant Brands International, Inc.	1,635	121,038	1.48%
Brookfield Corporation	2,844	120,949	1.48%
Starbucks Corporation	1,148	120,798	1.48%
Pfizer, Inc.	4,829	120,773	1.48%
McKesson Corporation	141	120,658	1.48%
Ralph Lauren Corporation	317	120,647	1.48%
Costco Wholesale Corporation	127	120,640	1.48%
Allstate Corporation (The)	456	120,376	1.47%
Walmart, Inc.	1,083	120,376	1.47%
Snap-On, Inc.	293	120,347	1.47%
Fastenal Company	2,520	120,242	1.47%
Moody's Corporation	251	120,232	1.47%
Emerson Electric Company	801	120,009	1.47%
Canadian Imperial Bank of Commerce	1,009	119,623	1.46%
Cardinal Health, Inc.	520	119,542	1.46%
Williams-Sonoma, Inc.	523	119,506	1.46%
Jabil, Inc.	379	119,436	1.46%
Waters Corporation	316	119,335	1.46%
PACCAR, Inc.	896	118,897	1.45%
Lowe's Companies, Inc.	571	118,600	1.45%
W. W. Grainger, Inc.	86	118,470	1.45%
Home Depot, Inc. (The)	356	118,140	1.44%
Cintas Corporation	576	117,766	1.44%
General Dynamics Corporation	306	117,483	1.44%
Progressive Corporation	554	117,167	1.43%
Omnicom Group, Inc.	1,488	117,075	1.43%
Hilton Worldwide Holdings, Inc.	365	116,869	1.43%
Blackstone, Inc.	912	116,452	1.42%
United Therapeutics Corporation	224	116,090	1.42%
Equity Residential	1,746	116,041	1.42%
D.R. Horton, Inc.	807	115,515	1.41%
Johnson & Johnson	450	115,331	1.41%
Hubbell, Inc.	244	115,202	1.41%
NVIDIA Corporation	573	115,014	1.41%
CVS Health Corporation	1,100	114,862	1.40%
AT&T, Inc.	4,911	114,181	1.40%
Westinghouse Air Brake Technologies Corporation	392	113,943	1.39%
W. R. Berkley Corporation	1,570	113,917	1.39%
Cummins, Inc.	178	113,074	1.38%
J.B. Hunt Transport Services, Inc.	411	111,700	1.37%
Apple, Inc.	356	109,924	1.34%
Old Dominion Freight Line, Inc.	509	107,898	1.32%
United Parcel Service, Class B	1,032	107,591	1.32%
Carrier Global Corporation	1,720	106,340	1.30%
		$8,176,501	100.00%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1594) Index total return swap with Morgan Stanley Bank as of July 31, 2026, termination date 7/26/28:

Reference Entity	Shares	Market Value	% of Total Index Value
Cognizant Technology Solutions Corporation	2,366	$130,944	1.63%
Teva Pharmaceutical Industries Ltd. - ADR	3,581	125,383	1.56%
Alphabet, Inc. Class A	341	121,387	1.51%
Illumina, Inc.	587	120,491	1.50%
Ulta Beauty, Inc.	232	118,795	1.48%
Mettler-Toledo International, Inc.	83	117,973	1.47%
Adobe, Inc.	468	117,235	1.46%
NetApp, Inc.	656	117,011	1.46%
Steris Corporation	510	116,405	1.45%
Roper Technologies, Inc.	297	116,339	1.45%
Automatic Data Processing, Inc.	437	116,320	1.45%
Eaton Corporation PLC	279	115,932	1.44%
Sherwin-Williams Company (The)	340	115,927	1.44%
Intuit, Inc.	366	115,762	1.44%
HCA Healthcare, Inc.	286	115,014	1.43%
Ross Stores, Inc.	457	114,839	1.43%
Dollar General Corporation	903	114,768	1.43%
Rockwell Automation, Inc.	239	114,671	1.43%
Motorola Solutions, Inc.	263	114,447	1.42%
Boeing Company (The)	526	113,750	1.42%
NVIDIA Corporation	566	113,710	1.42%
General Motors Company	1,279	113,636	1.41%
Casey's General Stores, Inc.	130	113,607	1.41%
Waters Corporation	300	113,141	1.41%
Starbucks Corporation	1,074	113,027	1.41%
Pfizer, Inc.	4,512	112,842	1.40%
Jabil, Inc.	357	112,581	1.40%
Allstate Corporation (The)	426	112,506	1.40%
Brookfield Corporation	2,645	112,499	1.40%
Snap-On, Inc.	273	112,125	1.40%
McKesson Corporation	131	112,111	1.40%
Emerson Electric Company	746	111,696	1.39%
Cardinal Health, Inc.	485	111,638	1.39%
Canadian Imperial Bank of Commerce	941	111,591	1.39%
Fastenal Company	2,336	111,472	1.39%
Costco Wholesale Corporation	117	111,345	1.39%
Ford Motor Company	7,582	111,308	1.39%
McDonald's Corporation	411	111,296	1.39%
Darden Restaurants, Inc.	545	111,025	1.38%
Walmart, Inc.	996	110,770	1.38%
Restaurant Brands International, Inc.	1,496	110,725	1.38%
PACCAR, Inc.	834	110,674	1.38%
Equity Residential	1,655	110,001	1.37%
W. W. Grainger, Inc.	80	109,977	1.37%
Home Depot, Inc. (The)	331	109,941	1.37%
O'Reilly Automotive, Inc.	1,229	109,785	1.37%
General Dynamics Corporation	286	109,672	1.37%
Moody's Corporation	229	109,572	1.36%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Lowe's Companies, Inc.	526	$109,341	1.36%
Prologis, Inc.	756	109,305	1.36%
United Therapeutics Corporation	211	109,152	1.36%
Progressive Corporation	516	109,069	1.36%
Williams-Sonoma, Inc.	475	108,587	1.35%
CVS Health Corporation	1,040	108,564	1.35%
Realty Income Corporation	1,699	108,538	1.35%
Cintas Corporation	528	107,958	1.34%
D.R. Horton, Inc.	754	107,848	1.34%
Hilton Worldwide Holdings, Inc.	336	107,823	1.34%
J.B. Hunt Transport Services, Inc.	396	107,660	1.34%
Westinghouse Air Brake Technologies Corporation	370	107,594	1.34%
Johnson & Johnson	419	107,290	1.34%
Blackstone, Inc.	839	107,237	1.34%
W. R. Berkley Corporation	1,470	106,662	1.33%
Cummins, Inc.	168	106,660	1.33%
Omnicom Group, Inc.	1,351	106,297	1.32%
AT&T, Inc.	4,558	105,975	1.32%
Hubbell, Inc.	224	105,629	1.31%
Old Dominion Freight Line, Inc.	491	104,127	1.30%
United Parcel Service, Class B	985	102,705	1.28%
Apple, Inc.	330	102,058	1.27%
Carrier Global Corporation	1,605	99,235	1.24%
Coinbase Global, Inc., Class A	665	97,200	1.21%
		$8,030,180	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1595) Index total return swap with Morgan Stanley Bank as of July 31, 2026, termination date 7/26/28:

Reference Entity	Shares	Market Value	% of Total Index Value
Cognizant Technology Solutions Corporation	2,222	$123,000	1.57%
Eaton Corporation PLC	289	120,176	1.53%
Alphabet, Inc. Class A	335	119,311	1.52%
Illumina, Inc.	579	118,822	1.52%
Jabil, Inc.	369	116,265	1.48%
Anheuser-Busch InBev S.A. - ADR	1,344	116,208	1.48%
NetApp, Inc.	641	114,343	1.46%
Ulta Beauty, Inc.	223	114,321	1.46%
Starbucks Corporation	1,084	114,131	1.46%
Mettler-Toledo International, Inc.	81	114,048	1.46%
Rockwell Automation, Inc.	237	113,914	1.45%
Casey's General Stores, Inc.	130	113,645	1.45%
Intuit, Inc.	357	112,900	1.44%
Tapestry, Inc.	741	112,889	1.44%
Automatic Data Processing, Inc.	423	112,769	1.44%
Dollar General Corporation	888	112,759	1.44%
Ralph Lauren Corporation	296	112,653	1.44%
Adobe, Inc.	449	112,352	1.43%
Brookfield Corporation	2,639	112,222	1.43%
Roper Technologies, Inc.	286	112,100	1.43%
Sysco Corporation	1,312	111,853	1.43%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Ross Stores, Inc.	445	$111,818	1.43%
Hilton Worldwide Holdings, Inc.	347	111,127	1.42%
Fastenal Company	2,324	110,894	1.42%
Steris Corporation	485	110,858	1.42%
McDonald's Corporation	409	110,825	1.42%
Pfizer, Inc.	4,428	110,737	1.41%
Motorola Solutions, Inc.	254	110,642	1.41%
Canadian Imperial Bank of Commerce	933	110,615	1.41%
Cardinal Health, Inc.	481	110,608	1.41%
Restaurant Brands International, Inc.	1,493	110,531	1.41%
Cummins, Inc.	174	110,511	1.41%
W. W. Grainger, Inc.	80	110,467	1.41%
United Parcel Service, Class B	1,059	110,412	1.41%
Emerson Electric Company	736	110,334	1.41%
Costco Wholesale Corporation	116	110,101	1.41%
General Motors Company	1,238	110,017	1.40%
Darden Restaurants, Inc.	540	109,964	1.40%
Walmart, Inc.	989	109,922	1.40%
Prologis, Inc.	760	109,893	1.40%
Waters Corporation	291	109,881	1.40%
Ford Motor Company	7,473	109,708	1.40%
J.B. Hunt Transport Services, Inc.	403	109,436	1.40%
Snap-On, Inc.	267	109,427	1.40%
Carrier Global Corporation	1,770	109,410	1.40%
Hubbell, Inc.	231	109,232	1.39%
PepsiCo, Inc.	783	109,217	1.39%
Equity Residential	1,642	109,107	1.39%
Boeing Company (The)	505	109,065	1.39%
General Dynamics Corporation	284	109,022	1.39%
Extra Space Storage, Inc.	735	108,737	1.39%
Realty Income Corporation	1,701	108,636	1.39%
Allstate Corporation (The)	410	108,377	1.38%
Caterpillar, Inc.	133	108,338	1.38%
Williams-Sonoma, Inc.	473	108,176	1.38%
Progressive Corporation	509	107,675	1.38%
HCA Healthcare, Inc.	267	107,629	1.37%
McKesson Corporation	126	107,613	1.37%
Sherwin-Williams Company (The)	316	107,565	1.37%
Johnson & Johnson	419	107,449	1.37%
PACCAR, Inc.	809	107,327	1.37%
CVS Health Corporation	1,022	106,780	1.36%
Blackstone, Inc.	835	106,665	1.36%
W. R. Berkley Corporation	1,468	106,472	1.36%
Cintas Corporation	520	106,457	1.36%
Westinghouse Air Brake Technologies Corporation	366	106,341	1.36%
AT&T, Inc.	4,534	105,408	1.35%
Old Dominion Freight Line, Inc.	494	104,814	1.34%
Omnicom Group, Inc.	1,297	102,049	1.30%
Apple, Inc.	329	101,553	1.30%
Coinbase Global, Inc., Class A	666	97,391	1.24%
		$7,835,914	100.00%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1596) Index total return swap with Morgan Stanley Bank as of July 31, 2026, termination date 7/26/28:

Reference Entity	Shares	Market Value	% of Total Index Value
Western Digital Corporation	369	$200,865	2.59%
Jabil, Inc.	593	186,896	2.41%
Alphabet, Inc. Class A	506	180,164	2.32%
Illumina, Inc.	874	179,327	2.31%
NetApp, Inc.	983	175,521	2.26%
Brookfield Corporation	4,086	173,771	2.24%
Mettler-Toledo International, Inc.	123	173,771	2.24%
Canadian Imperial Bank of Commerce	1,466	173,739	2.24%
Anheuser-Busch InBev S.A. - ADR	2,007	173,571	2.24%
Teva Pharmaceutical Industries Ltd. - ADR	4,907	171,811	2.21%
Cardinal Health, Inc.	743	171,016	2.20%
Motorola Solutions, Inc.	392	170,947	2.20%
Sysco Corporation	1,996	170,179	2.19%
International Flavors & Fragrances, Inc.	2,139	169,462	2.18%
Pfizer, Inc.	6,773	169,391	2.18%
Waters Corporation	449	169,365	2.18%
Prologis, Inc.	1,171	169,332	2.18%
General Motors Company	1,905	169,310	2.18%
Sherwin-Williams Company (The)	495	168,838	2.18%
Moody's Corporation	352	168,626	2.17%
Church & Dwight Company, Inc.	1,706	168,548	2.17%
Cognizant Technology Solutions Corporation	3,043	168,452	2.17%
Constellation Brands, Inc.	1,293	168,374	2.17%
Blackstone, Inc.	1,316	168,167	2.17%
HCA Healthcare, Inc.	417	168,006	2.17%
U.S. Foods Holding Corporation	1,664	167,410	2.16%
Ecolab, Inc.	600	166,695	2.15%
Realty Income Corporation	2,599	165,999	2.14%
Steris Corporation	725	165,675	2.14%
PepsiCo, Inc.	1,187	165,662	2.13%
AT&T, Inc.	7,115	165,430	2.13%
Extra Space Storage, Inc.	1,114	164,979	2.13%
Johnson & Johnson	642	164,450	2.12%
Equity Residential	2,474	164,401	2.12%
Kroger Company (The)	2,845	164,279	2.12%
McKesson Corporation	192	164,134	2.12%
Allstate Corporation (The)	621	163,939	2.11%
Progressive Corporation	774	163,703	2.11%
Ford Motor Company	11,148	163,651	2.11%
W. R. Berkley Corporation	2,252	163,337	2.11%
Hershey Company (The)	926	162,133	2.09%
Adobe, Inc.	647	161,920	2.09%
Intuit, Inc.	511	161,616	2.08%
General Mills, Inc.	4,492	160,591	2.07%
Coinbase Global, Inc., Class A	1,064	155,624	2.01%
Apple, Inc.	504	155,591	2.01%
		$7,758,668	100.00%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1597) Index total return swap with Morgan Stanley Bank as of July 31, 2026, termination date 7/26/28:

Reference Entity	Shares	Market Value	% of Total Index Value
Eaton Corporation PLC	245	$101,856	1.29%
Alphabet, Inc. Class A	284	101,303	1.29%
NVIDIA Corporation	487	97,689	1.24%
Cognizant Technology Solutions Corporation	1,761	97,473	1.24%
NetApp, Inc.	546	97,377	1.24%
Mettler-Toledo International, Inc.	69	97,364	1.24%
O'Reilly Automotive, Inc.	1,086	97,073	1.23%
Fastenal Company	2,034	97,047	1.23%
Jabil, Inc.	308	96,920	1.23%
W. W. Grainger, Inc.	70	96,782	1.23%
Rockwell Automation, Inc.	202	96,739	1.23%
HCA Healthcare, Inc.	240	96,542	1.23%
Cardinal Health, Inc.	418	96,148	1.22%
Brookfield Corporation	2,258	96,040	1.22%
Church & Dwight Company, Inc.	972	96,009	1.22%
Motorola Solutions, Inc.	220	95,997	1.22%
Adobe, Inc.	383	95,872	1.22%
Automatic Data Processing, Inc.	360	95,842	1.22%
J.B. Hunt Transport Services, Inc.	353	95,806	1.22%
McDonald's Corporation	354	95,689	1.22%
Emerson Electric Company	639	95,664	1.22%
Caterpillar, Inc.	117	95,576	1.21%
Roper Technologies, Inc.	244	95,574	1.21%
Carrier Global Corporation	1,546	95,560	1.21%
General Motors Company	1,074	95,405	1.21%
Casey's General Stores, Inc.	109	95,294	1.21%
Pfizer, Inc.	3,810	95,292	1.21%
Anheuser-Busch InBev S.A. - ADR	1,102	95,285	1.21%
Snap-On, Inc.	232	95,226	1.21%
General Dynamics Corporation	248	95,214	1.21%
Canadian Imperial Bank of Commerce	802	95,136	1.21%
Johnson & Johnson	371	95,107	1.21%
Cummins, Inc.	150	95,094	1.21%
Intuit, Inc.	301	95,082	1.21%
AT&T, Inc.	4,089	95,074	1.21%
Walmart, Inc.	854	94,996	1.21%
Illumina, Inc.	463	94,915	1.21%
Extra Space Storage, Inc.	640	94,802	1.20%
Tapestry, Inc.	622	94,780	1.20%
Old Dominion Freight Line, Inc.	447	94,763	1.20%
Costco Wholesale Corporation	99	94,684	1.20%
Hubbell, Inc.	200	94,682	1.20%
Blackstone, Inc.	741	94,674	1.20%
Dollar General Corporation	744	94,576	1.20%
Home Depot, Inc. (The)	285	94,515	1.20%
Restaurant Brands International, Inc.	1,277	94,502	1.20%
PepsiCo, Inc.	677	94,478	1.20%
Hilton Worldwide Holdings, Inc.	295	94,460	1.20%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Allstate Corporation (The)	358	$94,446	1.20%
Westinghouse Air Brake Technologies Corporation	325	94,392	1.20%
Starbucks Corporation	897	94,373	1.20%
Ross Stores, Inc.	376	94,347	1.20%
Ecolab, Inc.	340	94,330	1.20%
Goldman Sachs Group, Inc.	93	94,311	1.20%
Amgen, Inc.	245	94,304	1.20%
CVS Health Corporation	902	94,198	1.20%
Ulta Beauty, Inc.	184	94,195	1.20%
Waters Corporation	250	94,165	1.20%
Moody's Corporation	197	94,147	1.20%
PACCAR, Inc.	710	94,145	1.20%
Realty Income Corporation	1,473	94,086	1.20%
Progressive Corporation	445	94,083	1.20%
United Parcel Service, Class B	902	93,964	1.19%
Equity Residential	1,414	93,963	1.19%
Cintas Corporation	459	93,919	1.19%
McKesson Corporation	110	93,889	1.19%
Lowe's Companies, Inc.	452	93,885	1.19%
Prologis, Inc.	649	93,885	1.19%
Teva Pharmaceutical Industries Ltd. - ADR	2,680	93,839	1.19%
Omnicom Group, Inc.	1,192	93,826	1.19%
W. R. Berkley Corporation	1,293	93,824	1.19%
Sherwin-Williams Company (The)	275	93,813	1.19%
Ford Motor Company	6,387	93,761	1.19%
Steris Corporation	410	93,757	1.19%
Ralph Lauren Corporation	246	93,541	1.19%
United Therapeutics Corporation	181	93,447	1.19%
Darden Restaurants, Inc.	459	93,356	1.19%
D.R. Horton, Inc.	652	93,300	1.19%
Williams-Sonoma, Inc.	407	93,015	1.18%
Boeing Company (The)	430	92,866	1.18%
International Paper Company (The)	2,200	89,808	1.14%
Apple, Inc.	285	87,931	1.12%
Coinbase Global, Inc., Class A	580	84,862	1.08%
		$7,869,951	100.00%